Related Party Balances and Transactions (Details) - Schedule of Due from Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Due From Related Parties [Line Items]
Due to related parties		$ 40,208	$ 118,114
Shanghai Stamp Technology Co., Ltd. [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[1]		172,811
Ban Lor [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[2]	17,155	37,638
Stewart Lor [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[2]	452,598	1,566,478
Yuxia Xu [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties		207,236	363,666
Phillip Tao Qiu [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[2]	600,000
Xiaoyan Liu [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties	[2]	87,990
Related Party [Member]
Schedule of Due From Related Parties [Line Items]
Due from related parties		1,364,979	2,140,593
Hong Yu [Member]
Schedule of Due From Related Parties [Line Items]
Due to related parties	[3]		118,114
Shanghai Yue See cultural development Co., LTD [Member]
Schedule of Due From Related Parties [Line Items]
Due to related parties	[3]	39,985
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Schedule of Due From Related Parties [Line Items]
Due to related parties	[3]	$ 223

[1]	In connection with the acquisition of Smartconn, the balance was effectively settled.
[2]	From time to time, the Company advances funds to senior management for business purpose.
[3]	The above balances represent unpaid loan and expenses to these related parties.